Property, plant and equipment	12 Months Ended
Sep. 30, 2018
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment
Property, plant and equipment

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2017	65,640	210,326	164,016	645,363	1,085,345
Additions	748	27,970	11,034	110,776	150,528
Additions - business acquisitions (Note 26a)	—	192	943	1,479	2,614
Disposals/retirements	(8,933)	(35,311)	(11,082)	(73,245)	(128,571)
Foreign currency translation adjustment	1,000	1,711	(277)	2,126	4,560
As at September 30, 2018	58,455	204,888	164,634	686,499	1,114,476
Accumulated depreciation
As at September 30, 2017	20,691	154,801	99,131	414,109	688,732
Depreciation expense (Note 23)	2,000	21,881	16,003	116,703	156,587
Impairment (Notes 23 and 24)	—	160	1,764	—	1,924
Disposals/retirements	(8,542)	(34,251)	(10,396)	(70,577)	(123,766)
Foreign currency translation adjustment	503	1,684	(279)	998	2,906
As at September 30, 2018	14,652	144,275	106,223	461,233	726,383
Net carrying amount as at September 30, 2018	43,803	60,613	58,411	225,266	388,093
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2016	68,576	206,193	165,807	651,742	1,092,318
Additions	2,475	16,438	12,642	89,402	120,957
Additions - business acquisitions (Note 26a)	—	673	1,206	3,609	5,488
Disposals/retirements	(4,076)	(11,141)	(13,696)	(87,158)	(116,071)
Foreign currency translation adjustment	(1,335)	(1,837)	(1,943)	(12,232)	(17,347)
As at September 30, 2017	65,640	210,326	164,016	645,363	1,085,345
Accumulated depreciation
As at September 30, 2016	15,001	146,836	97,574	393,614	653,025
Depreciation expense (Note 23)	2,324	20,687	15,796	114,047	152,854
Impairment (Notes 23 and 24)	4,985	—	364	558	5,907
Disposals/retirements	(1,350)	(10,932)	(13,558)	(87,126)	(112,966)
Foreign currency translation adjustment	(269)	(1,790)	(1,045)	(6,984)	(10,088)
As at September 30, 2017	20,691	154,801	99,131	414,109	688,732
Net carrying amount as at September 30, 2017	44,949	55,525	64,885	231,254	396,613

PP&E include the following assets acquired under finance leases:

	As at September 30, 2018			As at September 30, 2017
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
	$	$	$	$	$	$
Furniture, fixtures and equipment	15,309	7,958	7,351	15,201	6,381	8,820
Computer equipment	46,183	29,831	16,352	46,514	29,992	16,522
	61,492	37,789	23,703	61,715	36,373	25,342